Commitments and contingencies - Estimates of Future Commitments (Detail) $ in Thousands	Aug. 06, 2021 MWac	Mar. 03, 2022 lawsuit	Dec. 31, 2021 USD ($)
Commitments Disclosure [Line Items]
Year 1			$ 327,438
Year 2			181,692
Year 3			154,481
Year 4			146,458
Year 5			102,903
Thereafter			1,150,942
Total			2,063,914
Power purchase
Commitments Disclosure [Line Items]
Year 1			62,759
Year 2			33,521
Year 3			33,585
Year 4			33,821
Year 5			12,274
Thereafter			155,106
Total			331,066
Gas supply and service agreements
Commitments Disclosure [Line Items]
Year 1			101,406
Year 2			75,482
Year 3			49,328
Year 4			44,286
Year 5			26,887
Thereafter			176,535
Total			473,924
Service agreements
Commitments Disclosure [Line Items]
Year 1			65,230
Year 2			59,641
Year 3			58,356
Year 4			54,953
Year 5			50,181
Thereafter			347,546
Total			635,907
Capital projects
Commitments Disclosure [Line Items]
Year 1			85,130
Year 2			0
Year 3			0
Year 4			0
Year 5			0
Thereafter			0
Total			85,130
Land easements
Commitments Disclosure [Line Items]
Year 1			12,913
Year 2			13,048
Year 3			13,212
Year 4			13,398
Year 5			13,561
Thereafter			471,755
Total			$ 537,887
Gaia Power Inc. vs APUC | Amherst Island Wind Facility
Commitments Disclosure [Line Items]
Wind power capacity (megawatt AC) | MWac	74
Gaia Power Inc. vs APUC | Blue Hill Wind Project
Commitments Disclosure [Line Items]
Wind power capacity (megawatt AC) | MWac	175
Mountain View Fire | Subsequent Event
Commitments Disclosure [Line Items]
Number of active lawsuits | lawsuit		8
Number of lawsuits filed by groups of individual plaintiffs | lawsuit		4
Number of lawsuits filed by insurance companies | lawsuit		3